UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Invested Growth Portfolio
March 31, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	1,113,152	$6,834,754
Waddell & Reed Advisors Core Investment Fund, Class Y	3,718,152	22,903,818
Waddell & Reed Advisors Dividend Income Fund, Class Y	432,034	6,804,539
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,694,457	13,706,433
Waddell & Reed Advisors High Income Fund, Inc., Class Y	916,187	6,834,758
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,107,340	20,441,193
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	1,139,140	13,498,809
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	736,915	10,788,432
Waddell & Reed Advisors Value Fund, Class Y	1,474,078	20,357,018
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,454,218	13,509,687

TOTAL MUTUAL FUNDS - 99.75%		$135,679,441

(Cost: $114,694,559)

SHORT-TERM SECURITIES - 0.25%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 5.05% Repurchase Agreement dated 3-30-07 to be repurchased at $343,144 on 4-2-07 (A)	$343	$343,000
(Cost: $343,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$136,022,441

(Cost: $115,037,559)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Collateralized by $281,000 United States Treasury Bond, 7.125% due 2-15-23; market value and accrued interest aggregate $351,833.

The Investments of Waddell & Reed Invested Balanced Portfolio
March 31, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,764,372	$16,973,245
Waddell & Reed Advisors Cash Management, Inc., Class A	12,420,418	12,420,418
Waddell & Reed Advisors Core Investment Fund, Class Y	2,177,688	13,414,560
Waddell & Reed Advisors Dividend Income Fund, Class Y	286,312	4,509,405
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,137,038	4,218,410
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,438,150	13,950,058
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	550,308	6,521,148
Waddell & Reed Advisors Value Fund, Class Y	821,136	11,339,890
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	655,633	6,090,827

TOTAL MUTUAL FUNDS - 99.77%		$89,437,961

(Cost: $76,928,500)

SHORT-TERM SECURITIES - 0.23%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 5.05% Repurchase Agreement dated 3-30-07 to be repurchased at $316,133 on 4-2-07 (A)	$316	$316,000
(Cost: $316,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$89,753,961

(Cost: $77,244,500)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $271,000 United States Treasury Note, 6.375% due 8-15-27; market value and accrued interest aggregate $323,724.

The Investments of Waddell & Reed Invested Conservative Portfolio
March 31, 2007
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	16,790,192	$16,790,192
Waddell & Reed Advisors Core Investment Fund, Class Y	535,467	3,298,478
Waddell & Reed Advisors Dividend Income Fund, Class Y	105,773	1,665,931
Waddell & Reed Advisors Government Securities Fund, Class Y	1,850,128	10,064,694
Waddell & Reed Advisors Value Fund, Class Y	120,297	1,661,305

TOTAL MUTUAL FUNDS - 99.45%		$33,480,600

(Cost: $33,005,935)

SHORT-TERM SECURITIES - 0.55%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 5.05% Repurchase Agreement dated 3-30-07 to be repurchased at $222,093 on 4-2-07 (A)	$222	$222,000
(Cost: $222,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$33,702,600

(Cost: $33,227,935)

Notes to Schedule of Investments

(A)Collateralized by $191,000 United States Treasury Note, 6.375% due 8-15-27; market value and accrued interest aggregate $228,159.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007